PROPERTY, FURNITURE AND EQUIPMENT, NET (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in property, plant and equipment [abstract]
Balance Begining	S/ 1,428,173	S/ 1,480,702
Balance Ending	1,374,875	1,428,173	S/ 1,480,702
Net carrying amount	1,374,875	1,428,173	1,480,702
Land [Member]
Changes in property, plant and equipment [abstract]
Balance Ending	403,205
Net carrying amount	403,205
Buildings [member]
Changes in property, plant and equipment [abstract]
Balance Ending	482,724
Net carrying amount	482,724
Installations [member]
Changes in property, plant and equipment [abstract]
Balance Ending	171,967
Net carrying amount	171,967
Furniture and fixture [Member]
Changes in property, plant and equipment [abstract]
Balance Ending	155,727
Net carrying amount	155,727
Computer hardware [member]
Changes in property, plant and equipment [abstract]
Balance Ending	74,901
Net carrying amount	74,901
Vehicles and equipment [member]
Changes in property, plant and equipment [abstract]
Balance Ending	24,809
Net carrying amount	24,809
Work in progress [member]
Changes in property, plant and equipment [abstract]
Balance Ending	61,542
Net carrying amount	61,542
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance Begining	(2,084,304)	(2,092,878)	(1,994,734)
Acquisition of business, Note 2(a)	0	(19,299)	0
Transfers	0	0	0
Depreciation for the year	142,092	146,066	170,138
Disposals and others	86,069	173,939	71,994
Balance Ending	(2,140,327)	(2,084,304)	(2,092,878)
Net carrying amount	(2,140,327)	(2,084,304)	(2,092,878)
Accumulated depreciation | Land [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	0
Acquisition of business, Note 2(a)	0
Transfers	0
Depreciation for the year	0
Disposals and others	0
Balance Ending	0	0
Net carrying amount	0	0
Accumulated depreciation | Buildings [member]
Changes in property, plant and equipment [abstract]
Balance Begining	(657,690)
Depreciation for the year	29,792
Disposals and others	1,579
Balance Ending	(689,061)	(657,690)
Net carrying amount	(689,061)	(657,690)
Accumulated depreciation | Installations [member]
Changes in property, plant and equipment [abstract]
Balance Begining	(478,294)
Depreciation for the year	27,025
Disposals and others	1,346
Balance Ending	(503,973)	(478,294)
Net carrying amount	(503,973)	(478,294)
Accumulated depreciation | Furniture and fixture [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	(308,020)
Depreciation for the year	36,866
Disposals and others	26,181
Balance Ending	(318,705)	(308,020)
Net carrying amount	(318,705)	(308,020)
Accumulated depreciation | Computer hardware [member]
Changes in property, plant and equipment [abstract]
Balance Begining	(552,023)
Depreciation for the year	40,701
Disposals and others	54,734
Balance Ending	(537,990)	(552,023)
Net carrying amount	(537,990)	(552,023)
Accumulated depreciation | Vehicles and equipment [member]
Changes in property, plant and equipment [abstract]
Balance Begining	(88,277)
Depreciation for the year	7,708
Disposals and others	5,387
Balance Ending	(90,598)	(88,277)
Net carrying amount	(90,598)	(88,277)
Accumulated depreciation | Work in progress [member]
Changes in property, plant and equipment [abstract]
Balance Begining	0
Acquisition of business, Note 2(a)	0
Transfers	0
Depreciation for the year	0
Disposals and others	0
Balance Ending	0	0
Net carrying amount	0	0
Cost [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	3,512,477	3,573,580	3,504,226
Additions	98,120	134,776	181,459
Acquisition of business, Note 2(a)	0	29,893	0
Transfers	0	0	0
Disposals and others	(95,395)	(225,772)	(112,105)
Balance Ending	3,515,202	3,512,477	3,573,580
Net carrying amount	3,515,202	3,512,477	S/ 3,573,580
Cost [Member] | Land [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	401,553
Additions	34
Acquisition of business, Note 2(a)	0
Transfers	0
Disposals and others	1,618
Balance Ending	403,205	401,553
Net carrying amount	403,205	401,553
Cost [Member] | Buildings [member]
Changes in property, plant and equipment [abstract]
Balance Begining	1,156,252
Additions	1,673
Transfers	8,906
Disposals and others	4,954
Balance Ending	1,171,785	1,156,252
Net carrying amount	1,171,785	1,156,252
Cost [Member] | Installations [member]
Changes in property, plant and equipment [abstract]
Balance Begining	653,728
Additions	6,016
Transfers	19,616
Disposals and others	(3,420)
Balance Ending	675,940	653,728
Net carrying amount	675,940	653,728
Cost [Member] | Furniture and fixture [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	479,748
Additions	21,301
Transfers	1,529
Disposals and others	(28,146)
Balance Ending	474,432	479,748
Net carrying amount	474,432	479,748
Cost [Member] | Computer hardware [member]
Changes in property, plant and equipment [abstract]
Balance Begining	635,203
Additions	23,425
Transfers	8,997
Disposals and others	(54,734)
Balance Ending	612,891	635,203
Net carrying amount	612,891	635,203
Cost [Member] | Vehicles and equipment [member]
Changes in property, plant and equipment [abstract]
Balance Begining	116,625
Additions	1,149
Transfers	3,633
Disposals and others	(6,000)
Balance Ending	115,407	116,625
Net carrying amount	115,407	116,625
Cost [Member] | Work in progress [member]
Changes in property, plant and equipment [abstract]
Balance Begining	69,368
Additions	44,522
Acquisition of business, Note 2(a)	0
Transfers	(42,681)
Disposals and others	(9,667)
Balance Ending	61,542	69,368
Net carrying amount	S/ 61,542	S/ 69,368